UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10597

Tax-Managed Mid-Cap Core Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	18,200	$877,240
		$877,240
Auto Components — 2.0%
BorgWarner, Inc.	45,000	$1,814,400
		$1,814,400
Capital Markets — 5.0%
Affiliated Managers Group, Inc. (1)	18,800	$1,624,320
Federated Investors, Inc., Class B	17,000	558,620
Raymond James Financial, Inc.	50,000	1,445,000
SEI Investments Co.	44,600	1,027,138
		$4,655,078
Chemicals — 2.7%
Albemarle Corp.	35,200	$1,370,336
RPM International, Inc.	56,000	1,148,000
		$2,518,336
Commercial Banks — 4.1%
City National Corp.	19,500	$958,035
Cullen/Frost Bankers, Inc.	35,700	1,882,818
Westamerica Bancorporation	18,000	936,000
		$3,776,853
Commercial Services & Supplies — 3.4%
FTI Consulting, Inc. (1)	18,000	$1,280,880
H&R Block, Inc.	30,000	729,900
Mine Safety Appliances Co.	35,000	1,156,400
		$3,167,180
Construction & Engineering — 2.2%
Jacobs Engineering Group, Inc. (1)	26,000	$2,010,840
		$2,010,840
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	11,000	$1,154,670
		$1,154,670
Containers & Packaging — 1.8%
Sonoco Products Co.	51,300	$1,673,406
		$1,673,406
Electric Utilities — 1.5%
DPL, Inc.	56,600	$1,436,508
		$1,436,508
Electrical Equipment — 2.2%
AMETEK, Inc.	42,000	$2,010,120
		$2,010,120
Electronic Equipment & Instruments — 5.8%
Amphenol Corp., Class A	46,000	$2,192,820
Mettler Toledo International, Inc. (1)	12,400	1,333,124
National Instruments Corp.	55,000	1,872,750
		$5,398,694
Energy Equipment & Services — 5.5%
Dril-Quip, Inc. (1)	16,000	$866,240
FMC Technologies, Inc. (1)	30,000	1,853,400
Helmerich & Payne, Inc.	40,000	2,365,200
		$5,084,840
Food & Staples Retailing — 1.2%
Ruddick Corp.	35,000	$1,083,600
		$1,083,600

1

Food Products — 2.2%
Hormel Foods Corp.	26,000	$940,420
McCormick & Co., Inc.	26,500	1,062,650
		$2,003,070
Gas Utilities — 4.2%
AGL Resources, Inc.	41,100	$1,420,416
Energen Corp.	20,000	1,204,000
Questar Corp.	23,400	1,237,392
		$3,861,808
Health Care Equipment & Supplies — 7.0%
Bard (C.R.), Inc.	15,800	$1,466,872
Beckman Coulter, Inc.	18,400	1,331,056
DENTSPLY International, Inc.	37,800	1,521,450
Mentor Corp.	31,000	769,110
Varian Medical Systems, Inc. (1)	23,700	1,422,000
		$6,510,488
Health Care Providers & Services — 2.6%
Henry Schein, Inc. (1)	25,000	$1,339,000
Patterson Cos., Inc. (1)	35,000	1,093,050
		$2,432,050
Hotels, Restaurants & Leisure — 1.3%
Sonic Corp. (1)	79,850	$1,204,936
		$1,204,936
Household Durables — 0.8%
Mohawk Industries, Inc. (1)	13,000	$766,610
		$766,610
Insurance — 4.7%
Brown and Brown, Inc.	55,000	$966,350
HCC Insurance Holdings, Inc.	64,000	1,449,600
Markel Corp. (1)	2,300	834,900
Protective Life Corp.	31,000	1,114,760
		$4,365,610
IT Services — 1.0%
Fiserv, Inc. (1)	20,200	$965,964
		$965,964
Life Sciences Tools & Services — 1.1%
Pharmaceutical Product Development, Inc.	26,000	$991,640
		$991,640
Machinery — 7.2%
Donaldson Co., Inc.	40,000	$1,804,400
Graco, Inc.	45,200	1,637,596
IDEX Corp.	50,000	1,891,500
Matthews International Corp., Class A	26,500	1,322,615
		$6,656,111
Metals & Mining — 2.0%
Reliance Steel & Aluminum Co.	29,000	$1,831,640
		$1,831,640
Multiline Retail — 2.0%
Dollar Tree, Inc. (1)	50,000	$1,875,000
		$1,875,000
Multi-Utilities — 2.9%
NSTAR	40,000	$1,274,400
OGE Energy Corp.	42,300	1,384,056
		$2,658,456
Office Electronics — 1.2%
Zebra Technologies Corp., Class A (1)	36,275	$1,117,633
		$1,117,633
Oil, Gas & Consumable Fuels — 2.6%
Holly Corp.	35,000	$1,000,300
Plains Exploration & Production Co. (1)	25,805	1,444,306
		$2,444,606

2

Personal Products — 2.1%
Alberto-Culver Co.	72,000	$1,931,760
		$1,931,760
Real Estate Investment Trusts (REITs) — 1.2%
Health Care REIT, Inc.	22,000	$1,097,140
		$1,097,140
Semiconductors & Semiconductor Equipment — 2.0%
Microchip Technology, Inc.	57,050	$1,821,607
		$1,821,607
Software — 5.7%
ANSYS, Inc. (1)	42,200	$1,936,136
Citrix Systems, Inc. (1)	27,500	732,600
Fair Isaac Corp.	40,000	890,400
Jack Henry & Associates, Inc.	78,500	1,694,815
		$5,253,951
Specialty Retail — 3.9%
O’Reilly Automotive, Inc. (1)	77,000	$1,966,580
Ross Stores, Inc.	44,500	1,689,220
		$3,655,800
Tobacco — 0.8%
Universal Corp., VA	14,000	$722,680
		$722,680
Trading Companies & Distributors — 1.5%
MSC Industrial Direct Co., Inc., Class A	30,000	$1,431,000
		$1,431,000
Total Common Stocks (identified cost $77,271,567)		$92,261,325
Total Investments — 99.5% (identified cost $77,271,567)		$92,261,325
Other Assets, Less Liabilities — 0.5%		$496,726
Net Assets — 100.0%		$92,758,051

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,336,389
Gross unrealized appreciation	$18,183,956
Gross unrealized depreciation	(3,259,020)
Net unrealized appreciation	$14,924,936

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 25, 2008